Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill
12.	Goodwill

	2014	2015	2016
	RMB	RMB	RMB

Balance as of January 1	38,993	328,927	329,000
Acquisition of subsidiaries	289,936	-	115,848
Foreign exchange difference	(2)	73	85

Balance as of December 31	328,927	329,000	444,933

Goodwill impairment is tested at the business segment level and there is no impairment charge as of December 31, 2014, 2015 and 2016.

As of December 31, 2015
Advertising
		and	Transaction	Digital
	Corporate	subscription	services	marketing
	assets	business	business	solutions
	RMB	RMB	RMB	RMB

Goodwill	-	327,754	-	1,246

As of December 31, 2016
Advertising
		and	Transaction	Digital
	Corporate	subscription	services	marketing
	assets	business	business	solutions
	RMB	RMB	RMB	RMB

Goodwill	-	327,754	115,848	1,331